Inventories, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31,	December 31,
	2022	2021
Raw materials	$302,499	$300,918
Work in process	356,611	300,711
Finished goods	2,182,064	2,482,528
	2,841,174	3,084,157
Less: allowance for obsolete inventories	-	-
Inventories, net	$2,841,174	$3,084,157

	December 31,	December 31,
	2021	2020
Raw materials	$300,918	$290,922
Work in process	300,711	81,592
Finished goods	2,482,528	2,424,546
	3,084,157	2,797,060
Less: allowance for obsolete inventories	-	-
Inventories, net	$3,084,157	$2,797,060